Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 1,632,971	₩ 1,117,597
Reserve deposits	2,360,416	8,689,515
Other	2,182,119	3,628,419
Restricted due from banks at amortized cost, total	6,175,506	₩ 13,435,531	₩ 9,106,053
Domestic currency
Restricted due from banks at amortized cost [Line Items]
Deposits	0
Reserve deposits	2,360,416
Other	2,182,119
Restricted due from banks at amortized cost, total	4,542,535
Foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	1,632,971
Reserve deposits	0
Other	0
Restricted due from banks at amortized cost, total	₩ 1,632,971